Balance Sheets - USD ($)	Jul. 31, 2014	Jul. 31, 2013
ASSETS
Cash	$ 0	$ 24,623
Accounts Receivable, net	293,273	414,320
Inventory	294,454	274,431
Prepaid Expense	6,280	10,600
Total Current Assets	594,007	723,974
Other Assets
Investments	26,875	10,000
Property and Equipment, net	147,802	191,527
Total Assets	768,684	925,501
LIABILITIES AND MEMBERS’ DEFICIT
Accounts payable and accrued liabilities	1,275,852	1,016,762
Notes Payable	180,958	184,970
Capital Lease Obligations, Current	45,660	56,021
Line of Credit	134,190	5,708
Total Current Liabilities	1,636,660	1,263,461
Capital Lease Obligations, Noncurrent	38,849	84,060
Total Liabilities	1,675,509	1,347,521
Members’ Deficit
Member Contributions	85,470	81,017
Accumulated Other Comprehensive Loss	(73,125)	0
Accumulated deficit	(919,170)	(503,037)
Total Members’ Deficit	(906,825)	(422,020)
Total Liabilities and Members’ Deficit	$ 768,684	$ 925,501